Registration No. 333-115985
                                                    Registration No. 811-04335
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]

         Post-Effective Amendment No. 3                               [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

         Amendment No. 23                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                               SEPARATE ACCOUNT FP
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                           -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   DODIE KENT
                                     COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


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                 Please send copies of all communications to:
                           Christopher E. Palmer, Esq.
                               Goodwin Procter LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001
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         Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On [date] pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On September 3, 2004 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account FP.

                                      NOTE

This Post Effective Amendment No. 3 ("PEA") to the Form N-6 Registration Statement File No. 333-115985 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in the Registration Statement the additions/ modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 31, 2005 TO THE VARIABLE LIFE INSURANCE PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUSES OF THE AXA EQUITABLE LIFE INSURANCE COMPANY DATED MAY 1, 2005


ACCUMULATOR LIFE(R)
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This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectuses and Statements of Additional Information, dated May 1, 2005, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.   NEW VARIABLE INVESTMENT OPTIONS

On or about October 17, 2005, subject to regulatory approval, we anticipate making available the following three new variable investment options. These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.


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Portfolio Name               Portfolio Objective                        Advisers
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EQ/ARIEL APPRECIATION II     Seeks long-term capital appreciation.      o Ariel Capital Management, LLC
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EQ/EVERGREEN INTERNATIONAL   Seeks capital growth and current income.   o Evergreen Investment Management
 BOND                                                                     Company, LLC
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EQ/LEGG MASON VALUE EQUITY   Seeks long-term growth of capital.         o Legg Mason Capital Management, Inc.
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B.   TABLES OF POLICY CHARGES

The following information is added:


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                                                                                      Total Annual   Fee Waivers
                                                                        Underlying      Expenses       and/or
                                                                        Portfolio       (Before        Expense         Net
                                    Management     12b-1      Other      Fees and       Expense       Reimburse-   Total Annual
Portfolio Name                        Fees         Fees     Expenses*    Expenses     Limitation)      ments**       Expenses
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EQ ADVISORS TRUST:
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EQ/Ariel Appreciation II              0.75%        0.25%      0.16%        N/A           1.16%           (0.01)%       1.15%
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EQ/Evergreen International Bond       0.70%        0.25%      0.20%        N/A           1.15%              --         1.15%
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EQ/Legg Mason Value Equity            0.65%        0.25%      0.16%        N/A           1.06%           (0.06)%       1.00%
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* Because the Portfolios have no operating history prior to the date of the Supplement, "Other Expenses" are based on estimated amounts for the current fiscal period.

** The amounts shown reflect any Fee Waivers and/or Expense Reimbursements that apply to each Portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The Manager has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the Expense Limitation Agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.





EVM-423 (8/05)                                                            135378
NEW BIZ as of 10/17/IN FORCE (SAR) Supp                                   x01129

C.   PORTFOLIO/OPTION NAME CHANGES

Effective on or about October 17, 2005, subject to regulatory approval, all references in the Prospectuses to the names of certain variable investment options are changed as indicated in the table below. Accordingly, all references to the respective corresponding portfolios are also changed:


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Current Name                             New Name
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AXA Premier VIP Small/Mid Cap Growth     AXA Premier VIP Mid Cap Growth
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AXA Premier VIP Small/Mid Cap Value      AXA Premier VIP Mid Cap Value
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EQ/FI Small/Mid Cap Value                EQ/FI Mid Cap Value
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EQ/J.P. Morgan Core Bond                 EQ/JPMorgan Core Bond
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EQ/JP Morgan Value Opportunities         EQ/JPMorgan Value Opportunities
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EQ/Mergers and Acquisitions              EQ/GAMCO Mergers and Acquisitions
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EQ/Small Company Value                   EQ/GAMCO Small Company Value
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D. In the Statement of Additional Information under "Distribution of the policies," the seventh paragraph is deleted in its entirety and replaced with the following:

The Distributors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.






                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

AXA Equitable Life Insurance Company

Variable Life Insurance Policies

Accumulator(R) Life   Incentive Life 2000
Paramount Life        Champion 2000
IL Protector          Incentive Life
IL COLI               Survivorship Incentive Life
IL COLI '04           Incentive Life '02
Incentive Life Plus   Survivorship Incentive Life '02
Survivorship 2000

PROSPECTUS SUPPLEMENT DATED AUGUST 31, 2005
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This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through March 31, 2006, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through March 31, 2006), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer over the telephone by calling 1-888-855-5100 or via the Internet by visiting our website and enrolling in EQAccess. If you are an AXA Advisors client, our Website is www.axaonline.com. All other clients may access EQAccess by visiting our other Website at www.axa-equitable.com. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern) on March 31, 2006, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.


















                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

EVM 341 (8/05)                                                     132054 (8/05)
IF/NB                                                                     x01132

SUPPLEMENT DATED JULY 25, 2005

     .    AXA EQUITABLE VARIABLE ANNUITY PROSPECTUSES
     .    AXA EQUITABLE ACCUMULATOR LIFE PROSPECTUS
     .    MONY AMERICA VARIABLE ANNUITY PROSPECTUSES
     .    MONY AMERICA VARIABLE LIFE PROSPECTUSES
     .    EQ ADVISORS TRUST PROSPECTUS

This Supplement updates the current Prospectuses for Accumulator Life (a variable life insurance product) and certain variable annuity products issued by AXA Equitable Life Insurance Company ("AXA Equitable"), certain variable annuity and variable life insurance products issued by MONY Life Insurance Company of America ("MONY America"), and the Prospectus of EQ Advisors Trust ("Trust"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. You may obtain a copy of the Prospectuses, free of charge, by writing to AXA Equitable, or the Trust, at 1290 Avenue of the Americas, New York, New York 10104.

The purpose of this Supplement is to provide you with information regarding a change of investment sub-adviser ("Adviser") to the EQ/International Growth Portfolio.

                        EQ/International Growth Portfolio

Effective as of July 25, 2005, AXA Equitable, as the Investment Manager of the Trust and with the approval of the Trust's Board of Trustees, appointed MFS Investment Management ("MFS") to replace SSgA Funds Management, Inc. ("SSgA") as the Adviser to the EQ/International Growth Portfolio ("International Portfolio"). As a result of this change, the Trust's Prospectus dated May 1, 2005 with respect to the International Portfolio is revised as follows:

The first sentence of the first paragraph in the section of the Prospectus captioned "The Investment Strategy" with respect to the International Portfolio is replaced in its entirety by the following and the last sentence of the paragraph is deleted:

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies that the Adviser believes offer the potential for above-average earnings growth. The Portfolio generally diversifies its investments among issuers located in European, Australasian and Far East ("EAFE") markets whose securities offer the potential for above-average earnings growth.

The third paragraph in the section of the Prospectus captioned "The Investment Strategy" with respect to the International Portfolio is replaced in its entirety by the following:

MFS will provide investment management services, including stock selection, stock weighting and sector weighting, as well as all buy and sell directives with respect to the Portfolio. MFS' investment philosophy is that bottom-up, fundamental research is the most reliable method of identifying companies with above average, consistent earnings growth and cash flow. MFS will attempt to identify the stocks of companies that exhibit both accelerating earnings and the opportunity for multiple expansion, and is willing to pay higher multiples, but fair prices in its view, for the compounding of earnings that companies with above-average earnings growth provide. Sector and country weightings generally are the residual of MFS' bottom-up stock selection process, rather than the result of any top-down macroeconomic outlook.

The reference to "Value Investing Risk" that appears in the section of the Prospectus captioned "The Principal Risks" with respect to the International Portfolio is deleted and replaced with "Growth Investing Risk."

The information in the section of the Prospectus captioned "Who Manages The Portfolio" with respect to the International Portfolio is replaced in its entirety by the following:

MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. MFS and its predecessor organizations have a history of money management dating from 1924. As of December 31, 2004, MFS had $146.2 billion in assets under management.

Barry Dargan is responsible for the day-to-day portfolio management for the Portfolio. Mr. Dargan is a Senior Vice President and Portfolio Manager at MFS. He joined MFS in 1996 as an Equity Research Analyst and has been a Portfolio Manager since 2001. His previous experience includes four years as an Executive Director/Head of Global Technology Investment Research for SBC Warburg in Tokyo; four years as Head of Research/Investment Analyst for James Capel in Tokyo; four years as an Investment Analyst for UBS Phillips & Drew in London; and three years as a Chartered Accountant/Auditor for Arthur Anderson & Co. in London.

                                *   *   *   *   *

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 19th day of August, 2005.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY, (REGISTRANT)



                                     By:   AXA EQUITABLE LIFE
                                           INSURANCE COMPANY,
                                                 (DEPOSITOR)



                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                              (Dodie Kent)
                                               Vice President

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 19th day of August, 2005.

                                            AXA EQUITABLE LIFE INSURANCE
                                            COMPANY
                                            (DEPOSITOR)


                                            By:  /s/  Dodie Kent
                                                --------------------------------
                                                     (Dodie Kent)
                                                      Vice President


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board, President,
                                    Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert                John C. Graves               Scott D. Miller
Christopher M. Condron          Mary R. (Nina) Henderson     Joseph H. Moglia
Henri de Castries               James F. Higgins             Peter J. Tobin
Claus-Michael Dill              W. Edwin Jarmain             Stanley B. Tulin
Denis Duverne                   Christina Johnson


*By: /s/ Dodie Kent
     ------------------------
         (Dodie Kent)
         Attorney-in-Fact
         August 19, 2005